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                     MFS(R) INTERNATIONAL OPPORTUNITIES FUND

                   MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND

                         MFS(R) INTERNATIONAL VALUE FUND

                    Supplement to the Current Prospectus and
                  Statement of Additional Information ("SAI")

o Effective September 29, 2000, the MFS(R) International Opportunities Fund will change its name to MFS(R) International New Discovery Fund.

o Effective October 1, 2000, MFS International New Discovery Fund will cease to offer class A and I shares through its February 1, 2000 prospectus and SAI, (which also include MFS International Strategic Growth Fund and MFS International Value Fund), and will commence offering class A, B, C and I shares through a separate prospectus and SAI, each dated October 1, 2000. The MFS International Strategic Growth Fund and the MFS Value Fund will continue to offer class A and I shares through the February 1, 2000 prospectus and SAI.

               The date of this supplement is September 29, 2000.